Loans (Tables)	12 Months Ended
Sep. 30, 2018
Financial assets
Schedule of loans presented based on their industry classification

Consolidated
$m	2018	2017	2016	2015	2014
Australia
Accommodation, cafes and restaurants	8,297	8,177	7,536	7,490	7,273
Agriculture, forestry and fishing	8,642	8,182	7,953	7,667	7,246
Construction	6,751	6,043	5,797	5,596	5,533
Finance and insurance	14,059	12,923	14,298	13,175	12,202
Government, administration and defence	628	554	675	796	750
Manufacturing	9,298	9,054	9,140	9,342	8,876
Mining	3,311	3,025	3,641	4,415	3,207
Property	45,471	43,220	44,785	44,667	41,718
Property services and business services	13,477	12,050	11,674	10,703	10,045
Services	12,158	12,950	12,362	10,798	9,629
Trade	16,501	16,063	16,044	15,484	14,449
Transport and storage	8,853	8,624	9,015	9,940	9,186
Utilities	4,350	5,237	4,025	3,554	3,232
Retail lending	463,609	451,315	429,522	400,441	376,662
Other	6,680	4,229	2,777	1,587	1,247

Total Australia	622,085	601,646	579,244	545,655	511,255

New Zealand
Accommodation, cafes and restaurants	323	290	256	182	159
Agriculture, forestry and fishing	8,138	7,772	7,788	6,860	6,019
Construction	502	447	396	359	361
Finance and insurance	2,903	2,478	2,682	1,725	1,158
Government, administration and defence	114	137	163	292	350
Manufacturing	2,199	2,090	2,324	2,110	1,848
Mining	206	141	280	407	484
Property	5,997	5,858	5,925	5,301	5,116
Property services and business services	1,073	1,113	1,084	925	869
Services	1,733	1,810	1,396	1,173	996
Trade	2,509	2,163	2,333	2,003	1,878
Transport and storage	1,029	1,080	1,257	1,094	868
Utilities	1,003	1,237	1,600	1,021	1,004
Retail lending	46,613	45,190	45,011	40,277	37,222
Other	-	-	-	-	138

Total New Zealand	74,342	71,806	72,495	63,729	58,470

Other overseas
Accommodation, cafes and restaurants	112	97	118	111	127
Agriculture, forestry and fishing	19	5	12	568	465
Construction	71	55	147	247	120
Finance and insurance	4,098	4,289	2,767	4,297	2,006
Government, administration and defence	25	4	4	130	35
Manufacturing	3,257	2,982	2,619	3,848	2,886
Mining	322	349	535	778	1,617
Property	467	491	479	409	352
Property services and business services	1,684	540	526	403	140
Services	205	205	99	182	242
Trade	2,988	2,680	3,463	2,898	3,248
Transport and storage	1,232	1,389	1,186	1,099	689
Utilities	736	514	442	722	701
Retail lending	683	657	1,120	1,191	1,111
Other	178	76	-	77	52

Total other overseas	16,077	14,333	13,517	16,960	13,791

Total loans	712,504	687,785	665,256	626,344	583,516
Provisions for impairment charges on loans	(2,814)	(2,866)	(3,330)	(3,028)	(3,173)

Total net loans	709,690	684,919	661,926	623,316	580,343

Parent Entity
$m	2018	2017
Australia
Accommodation, cafes and restaurants	8,228	8,098
Agriculture, forestry and fishing	8,584	8,063
Construction	6,247	5,440
Finance and insurance	14,006	12,882
Government, administration and defence	620	541
Manufacturing	9,072	8,782
Mining	3,279	2,985
Property	45,471	43,220
Property services and business services	12,433	10,979
Services	11,891	12,605
Trade	16,291	15,760
Transport and storage	8,456	8,167
Utilities	4,324	5,206
Retail lending	462,568	449,207
Other	5,848	3,253

Total Australia	617,318	595,188

New Zealand
Accommodation, cafes and restaurants	-	-
Agriculture, forestry and fishing	2	1
Construction	5	3
Finance and insurance	-	-
Government, administration and defence	-	-
Manufacturing	98	88
Mining	-	-
Property	-	-
Property services and business services	8	9
Services	-	1
Trade	263	217
Transport and storage	-	-
Utilities	-	-
Retail lending	-	-
Other	-	2

Total New Zealand	376	321

Other overseas
Accommodation, cafes and restaurants	70	88
Agriculture, forestry and fishing	4	4
Construction	59	44
Finance and insurance	4,093	4,284
Government, administration and defence	24	3
Manufacturing	3,253	2,969
Mining	323	349
Property	234	288
Property services and business services	1,595	525
Services	187	74
Trade	2,802	2,446
Transport and storage	1,127	1,159
Utilities	734	508
Retail lending	277	280
Other	99	80

Total other overseas	14,881	13,101

Total loans	632,575	608,610
Provisions for impairment charges on loans	(2,407)	(2,373)

Total net loans	630,168	606,237

Schedule of consolidated contractual maturity distribution of all loans by type of customer

Consolidated 2018
$m	Up to 1 Year	1 to 5 Years	Over 5 Years	Total
Loans by type of customer in Australia
Accommodation, cafes and restaurants	3,381	4,457	459	8,297
Agriculture, forestry and fishing	3,173	4,763	706	8,642
Construction	1,647	4,301	803	6,751
Finance and insurance	7,465	4,896	1,698	14,059
Government, administration and defence	125	174	329	628
Manufacturing	3,263	4,701	1,334	9,298
Mining	548	1,281	1,482	3,311
Property	19,019	22,782	3,670	45,471
Property services and business services	4,029	7,547	1,901	13,477
Services	3,248	7,185	1,725	12,158
Trade	6,737	8,048	1,716	16,501
Transport and storage	1,688	5,660	1,505	8,853
Utilities	1,105	2,625	620	4,350
Retail lending	14,618	24,316	424,675	463,609
Other	1,076	4,097	1,507	6,680

Total Australia	71,122	106,833	444,130	622,085
Total overseas	24,824	18,958	46,637	90,419

Total loans	95,946	125,791	490,767	712,504

Loans
Financial assets
Schedule of financial assets

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Australia
Housing	444,741	427,167	444,730	427,155
Personal (loans and cards)	21,079	21,952	20,090	19,905
Business	154,347	150,542	150,580	146,143
Margin lending	1,830	1,885	1,830	1,885
Other	88	100	88	100

Total Australia	622,085	601,646	617,318	595,188

New Zealand
Housing	44,772	43,198	-	-
Personal (loans and cards)	1,793	1,856	-	-
Business	27,701	26,667	376	321
Other	76	85	-	-

Total New Zealand	74,342	71,806	376	321

Other overseas
Trade finance	3,600	2,818	3,600	2,818
Other	12,477	11,515	11,281	10,283

Total other overseas	16,077	14,333	14,881	13,101

Total loans	712,504	687,785	632,575	608,610
Provisions for impairment charges on loans (refer to Note 14)	(2,814)	(2,866)	(2,407)	(2,373)

Total net loans1,2	709,690	684,919	630,168	606,237

1Total net loans include $3,250 million (2017: $4,587 million) of fixed rate bills designated at fair value to reduce an accounting mismatch. The change in fair value of fixed rate bills attributable to credit risk recognised during the year was $1 million (2017: $6 million) for both the Group and Parent Entity. The cumulative change in fair value of the fixed rate bills attributable to credit risk was a decrease of $22 million (2017: $23 million decrease) for both the Group and Parent Entity.

2Total net loans include securitised loans of:

-

Group - 2018 $7,135 million (2017: $7,651 million)

-

Parent - 2018 $85,965 million (2017: $82,135 million)

Schedule of interest rate segmentation of loans maturing after one year

Consolidated	2018			2017
	Loans at	Loans at		Loans at	Loans at
	Variable	Fixed		Variable	Fixed
	Interest	Interest		Interest	Interest
$m	Rates	Rates	Total	Rates	Rates	Total
Interest rate segmentation of Group loans maturing after one year
By offices in Australia	423,886	127,077	550,963	417,643	117,326	534,969
By offices overseas	18,816	46,779	65,595	18,371	44,428	62,799

Total loans maturing after one year	442,702	173,856	616,558	436,014	161,754	597,768

Finance lease receivables included in loans
Financial assets
Schedule of financial assets

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Gross investment in finance lease receivables:
Due within one year	692	661	473	433
Due after one year but not later than five years	4,866	4,619	3,804	3,349
Due after five years	595	301	563	237
Unearned future finance income on finance lease receivables	(870)	(796)	(727)	(606)

Net investment in finance lease receivables	5,283	4,785	4,113	3,413
Accumulated allowance for uncollectable minimum lease payments	(8)	(6)	(3)	(2)

Net investment in finance lease receivables after accumulated allowance	5,275	4,779	4,110	3,411

The net investment in finance lease receivables may be analysed as follows:
Due within one year	677	634	458	416
Due after one year but not later than five years	4,116	3,913	3,192	2,809
Due after five years	490	238	463	188

Total net investment in finance lease receivables	5,283	4,785	4,113	3,413